Intangible Assets and Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition		$ 6,066
Impairment	$ (146,295)
Ending balance	33,988	$ 6,066
Cannex acquisition [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	166,557
Om Acquisition [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	1,435
PHX Acquisition [member]
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition	$ 6,225